Label	Element	Value
Virtus KAR Small-Cap Value Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus KAR Small-Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus KAR Small-Cap Value Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Series’ total operating expenses remain the same and that the expense reimbursement arrangement remains in place for the contractual period. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Series pursues long-term capital appreciation in the small market capitalization sector while seeking to incur less risk than the small capitalization value market. The Series invests in a select group of small market capitalization companies believed by the Series’ subadviser to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk and to be able to grow over market cycles. Although the Series invests primarily in U.S. companies, it may invest in foreign securities and depositary receipts.
Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index on a rolling three-year basis. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2020, the total market capitalization range of companies included in the Russell 2000® Value Index over the past three years was $2.4 million to $13.4 billion. Generally, the Series invests in approximately 20-35 securities at any given time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Series may not achieve its objective(s), and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. Purchase and redemption activities by separate accounts of participating insurance companies may impact the management of the Series and its ability to achieve its investment objective(s). The principal risks of investing in the Series are:
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Equity Securities Risk.  The value of the stocks held by the Series may be negatively affected by the financial market, industries in which the Series invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

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Limited Number of Investments Risk.  Because the Series may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a Series with a greater number of securities.

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Market Volatility Risk.  The value of the securities in the Series may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Series and its investments, including hampering the ability of the Series’ portfolio manager(s) to invest the Series assets as intended.

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Depositary Receipts Risk.  Investments in foreign companies through depositary receipts may expose the Series to the same risks as direct investment in securities of foreign issuers.

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Foreign Investing Risk.  Investing in foreign securities subjects the Series to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

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Redemption Risk.  One or more large shareholders or groups of shareholders may redeem their holdings in the Series, resulting in an adverse impact on remaining shareholders in the Series by causing the Series to take actions it would not otherwise have taken.

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Small Market Capitalization Companies Risk.  The Series’ investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

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Value Stocks Risk.  The Series may underperform when value investing is out of favor or the Series’ investments may not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	Q2/2020:	28.89%	Worst Quarter:	Q1/2020:	-22.75%	Year to date (3/31/21):	13.45%

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.75%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/20)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(does not reflect fees or expenses)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment.
Updated performance information is available at virtus.com or by calling 800-367-5877.

Virtus KAR Small-Cap Value Series | Russell 2000® Value Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.63%
5 Years	rr_AverageAnnualReturnYear05	9.65%
10 Years	rr_AverageAnnualReturnYear10	8.66%
Virtus KAR Small-Cap Value Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.33%
Less: Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Total Annual Series Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	399
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	707
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,581
Annual Return 2011	rr_AnnualReturn2011	4.54%
Annual Return 2012	rr_AnnualReturn2012	8.13%
Annual Return 2013	rr_AnnualReturn2013	40.77%
Annual Return 2014	rr_AnnualReturn2014	1.83%
Annual Return 2015	rr_AnnualReturn2015	(1.37%)
Annual Return 2016	rr_AnnualReturn2016	26.54%
Annual Return 2017	rr_AnnualReturn2017	20.16%
Annual Return 2018	rr_AnnualReturn2018	(15.88%)
Annual Return 2019	rr_AnnualReturn2019	24.63%
Annual Return 2020	rr_AnnualReturn2020	29.65%
1 Year	rr_AverageAnnualReturnYear01	29.65%
5 Years	rr_AverageAnnualReturnYear05	15.63%
10 Years	rr_AverageAnnualReturnYear10	12.69%

[1]	The Series’ investment adviser has contractually agreed to limit the Series’ total annual operating expenses (excluding certain expenses, such as front-end sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.10% through April 30, 2022. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. The adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the Series to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.